Commitments and Contingencies (Maximum Potential Amount of Future Payments of Certain Guarantees Classified Based on Internal Ratings) (Detail) - Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees - JPY (¥)
¥ in Billions
		Mar. 31, 2016	Mar. 31, 2015
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		¥ 4,182	¥ 4,291
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	[1]	3,160	3,267
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		¥ 1,022	¥ 1,024

[1]	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.